UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-08599

DWS Equity Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2011

ITEM 1.	REPORT TO STOCKHOLDERS

FEBRUARY 28, 2011 Semiannual Report to Shareholders

DWS Disciplined Market Neutral Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
22 Statement of Assets and Liabilities
24 Statement of Operations
25 Statement of Changes in Net Assets
26 Financial Highlights
30 Notes to Financial Statements
38 Investment Management Agreement Approval
43 Summary of Management Fee Evaluation by Independent Fee Consultant
47 Account Management Resources
48 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

While market neutral funds may outperform the market during periods of severe downturn, they may also underperform the market during periods of market rallies. Short sales — which involve selling borrowed securities in anticipation of a price decline, then returning an equal number of the securities at some point in the future — could magnify losses and increase volatility. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary February 28, 2011
Average Annual Total Returns as of 2/28/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	Life of Fund*
Class A	-1.07%	0.09%	0.96%	0.22%
Class C	-1.42%	-0.67%	0.19%	-0.57%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-6.76%	-5.67%	-1.01%	-1.13%
Class C (max 1.00% CDSC)	-2.40%	-0.67%	0.19%	-0.57%
No Sales Charges
Class S	-0.96%	0.20%	1.19%	0.40%
Institutional Class	-0.86%	0.52%	1.32%	0.49%
Citigroup 3-Month T-Bill Index+	0.07%	0.14%	0.53%	1.76%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on October 16, 2006. Index returns began on October 31, 2006.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2010 are 3.67%, 4.42%, 3.54% and 3.30% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Disciplined Market Neutral Fund — Class A [] Citigroup 3-Month T-Bill Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on October 16, 2006. Index returns began on October 31, 2006.

+ The unmanaged Citigroup 3-Month T-Bill Index is representative of the 3-month Treasury market.
Net Asset Value and Distribution Information
	Class A	Class C	Class S	Institutional Class
Net Asset Value: 2/28/11	$9.29	$9.06	$9.33	$9.36
8/31/10	$9.48	$9.29	$9.51	$9.53
Distribution Information: Six Months as of 2/28/11 Capital Gain Distributions	$.08	$.08	$.08	$.08

Lipper Rankings — Equity Market Neutral Funds Category as of 2/28/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	45	of	78	57
3-Year	17	of	50	34
Class C 1-Year	48	of	78	61
3-Year	22	of	50	44
Class S 1-Year	43	of	78	55
3-Year	16	of	50	32
Class Institutional 1-Year	42	of	78	54
3-Year	15	of	50	30

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class S shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2010 to February 28, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended February 28, 2011
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$989.30	$985.80	$990.40	$991.40
Expenses Paid per $1,000*	$17.86	$21.57	$16.98	$16.20
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/11	$1,006.84	$1,003.07	$1,007.74	$1,008.53
Expenses Paid per $1,000*	$18.01	$21.75	$17.12	$16.33

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Disciplined Market Neutral Fund+	3.62%	4.38%	3.44%	3.28%

+ Includes interest and dividend expense on securities sold short of 1.86% for each class.

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Long Position Sector Diversification (As a % of Long Common Stocks)	2/28/11	8/31/10

Information Technology	21%	11%
Financials	20%	18%
Health Care	13%	11%
Consumer Discretionary	12%	14%
Industrials	12%	10%
Energy	9%	10%
Consumer Staples	4%	9%
Materials	4%	6%
Telecommunications Services	3%	5%
Utilities	2%	6%
	100%	100%

Ten Largest Long Equity Holdings at February 28, 2011 (12.5% of Net Assets)
1. Nationwide Health Properties, Inc. Invests primarily in health care related facilities and provides financing to health care providers	1.3%
2. Helmerich & Payne, Inc. Provides contract drilling of oil and gas wells	1.3%
3. KLA-Tencor Corp. Manufacturer of yield management and process monitoring systems for the semiconductor industry	1.3%
4. Stryker Corp. Provider of health care equipment and supplies	1.3%
5. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.3%
6. EMC Corp. Provider of enterprise storage systems, software, networks and services	1.2%
7. E.I. du Pont de Nemours & Co. Producer of chemical and life sciences equipment	1.2%
8. IAC/lnterActiveCorp. Operates Internet businesses	1.2%
9. Biogen Idec, Inc. Develops, manufactures and commercializes novel therapies	1.2%
10. Caterpillar, Inc. Manufacturer of earth moving machinery and diesel engines	1.2%

Sector diversification and portfolio holdings are subject to change.
Securities Sold Short Position Sector Diversification (As a % of Common Stocks Sold Short)	2/28/11	8/31/10

Financials	17%	18%
Information Technology	17%	14%
Health Care	15%	8%
Industrials	14%	13%
Energy	10%	10%
Consumer Discretionary	9%	8%
Consumer Staples	9%	10%
Telecommunications Services	4%	5%
Materials	3%	7%
Utilities	2%	7%
	100%	100%

Ten Largest Securities Sold Short Equity Holdings at February 28, 2011 (12.6% of Net Assets)
1. Rowan Companies, Inc. Contractor of drilling services	1.4%
2. Family Dollar Stores, Inc. Operator of discount store chain	1.3%
3. Pride International, Inc. Provides contract drilling and related services on land and offshore	1.3%
4. NCR Corp. Manufacturer of financial transaction machines and other products	1.3%
5. Health Care REIT, Inc. Owns and finances the development of nursing homes and retirement centers	1.3%
6. WellPoint, Inc. Provider of health benefits	1.2%
7. CONSOL Energy, Inc. Operator of coal mining business	1.2%
8. The Boeing Co. Manufacturer of jet aircraft	1.2%
9. Johnson & Johnson Provider of health care products	1.2%
10. Bemis Co., Inc. Manufacturer of packaging containers	1.2%

Sector diversification and portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of February 28, 2011 (Unaudited)
	Shares	Value ($)

Long Positions 98.1%
Common Stocks 95.0%
Consumer Discretionary 11.6%
Auto Components 2.3%
Autoliv, Inc. (a)	68,000	5,092,520
Goodyear Tire & Rubber Co.* (a)	120,200	1,704,436
TRW Automotive Holdings Corp.* (a)	58,500	3,322,800
		10,119,756
Diversified Consumer Services 1.2%
Apollo Group, Inc. "A"* (a)	97,200	4,399,272
Career Education Corp.* (a)	30,500	735,355
		5,134,627
Hotels Restaurants & Leisure 2.0%
Brinker International, Inc. (a)	61,800	1,460,952
Las Vegas Sands Corp.* (a)	19,000	886,160
Starwood Hotels & Resorts Worldwide, Inc. (a)	28,700	1,753,570
Wynn Resorts Ltd. (a)	37,600	4,622,168
		8,722,850
Household Durables 0.3%
Tupperware Brands Corp. (a)	24,900	1,335,885
Internet & Catalog Retail 0.3%
Liberty Media Corp. — Interactive "A"* (a)	94,200	1,512,852
Media 2.5%
Discovery Communications, Inc. "A"* (a)	70,700	3,047,877
Liberty Media-Starz "A"* (a)	49,200	3,453,840
Madison Square Garden, Inc. "A"* (a)	57,700	1,647,912
Washington Post Co. "B" (a)	6,130	2,654,842
		10,804,471
Specialty Retail 2.4%
Ross Stores, Inc. (a)	28,900	2,081,956
Signet Jewelers Ltd.* (a)	28,100	1,232,747
Tiffany & Co. (a)	15,800	972,490
TJX Companies, Inc. (a)	74,900	3,735,263
Williams-Sonoma, Inc. (a)	62,300	2,248,407
		10,270,863
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. (a)	45,100	2,476,892
Consumer Staples 4.0%
Beverages 0.6%
Molson Coors Brewing Co. "B" (a)	58,700	2,684,351
Food Products 2.2%
Corn Products International, Inc. (a)	54,500	2,660,690
The Hershey Co. (a)	60,200	3,149,664
Tyson Foods, Inc. "A" (a)	207,100	3,858,273
		9,668,627
Tobacco 1.2%
Lorillard, Inc. (a)	67,600	5,189,652
Energy 8.3%
Energy Equipment & Services 2.2%
Helmerich & Payne, Inc. (a)	85,500	5,556,645
Oceaneering International, Inc.* (a)	18,600	1,555,518
SEACOR Holdings, Inc. (a)	24,500	2,321,865
		9,434,028
Oil, Gas & Consumable Fuels 6.1%
Chevron Corp. (a)	52,100	5,405,375
Cimarex Energy Co. (a)	23,300	2,705,829
Comstock Resources, Inc.* (a)	33,100	878,805
Devon Energy Corp. (a)	56,900	5,202,936
Hess Corp. (a)	47,700	4,151,331
Teekay Corp. (a)	25,000	860,250
Valero Energy Corp. (a)	69,700	1,964,146
Whiting Petroleum Corp.* (a)	80,400	5,253,336
		26,422,008
Financials 18.9%
Capital Markets 1.6%
BlackRock, Inc. (a)	15,300	3,121,047
Franklin Resources, Inc. (a)	14,400	1,808,928
Invesco Ltd. (a)	69,300	1,860,012
		6,789,987
Commercial Banks 4.5%
Associated Banc-Corp. (a)	90,600	1,310,982
Fifth Third Bancorp. (a)	114,500	1,671,700
Huntington Bancshares, Inc. (a)	306,400	2,095,776
KeyCorp (a)	534,500	4,885,330
M&T Bank Corp. (a)	54,200	4,772,310
SunTrust Banks, Inc. (a)	160,700	4,848,319
		19,584,417
Consumer Finance 0.5%
Capital One Financial Corp. (a)	45,700	2,274,489
Diversified Financial Services 1.6%
JPMorgan Chase & Co. (a)	106,900	4,991,161
The NASDAQ OMX Group, Inc.* (a)	75,200	2,151,472
		7,142,633
Insurance 2.8%
Allied World Assurance Co. Holdings Ltd. (a)	44,300	2,733,753
Fidelity National Financial, Inc. "A" (a)	80,900	1,120,465
Lincoln National Corp. (a)	106,600	3,381,352
Reinsurance Group of America, Inc. (a)	25,300	1,527,867
The Travelers Companies, Inc. (a)	52,700	3,158,311
		11,921,748
Real Estate Investment Trusts 7.9%
CommonWealth (REIT)	87,450	2,510,689
HCP, Inc. (REIT) (a)	135,700	5,156,600
Hospitality Properties Trust (REIT) (a)	107,600	2,474,800
Nationwide Health Properties, Inc. (REIT) (a)	135,400	5,786,996
Public Storage (REIT) (a)	46,100	5,174,725
Rayonier, Inc. (REIT) (a)	84,800	5,200,784
SL Green Realty Corp. (REIT) (a)	51,900	3,930,387
Ventas, Inc. (REIT) (a)	75,400	4,178,668
		34,413,649
Health Care 12.6%
Biotechnology 2.9%
Biogen Idec, Inc.* (a)	77,200	5,280,480
Celgene Corp.* (a)	19,900	1,056,690
Cephalon, Inc.* (a)	83,200	4,684,992
Gilead Sciences, Inc.* (a)	44,500	1,734,610
		12,756,772
Health Care Equipment & Supplies 2.2%
Stryker Corp. (a)	86,600	5,478,316
Zimmer Holdings, Inc.* (a)	67,900	4,232,886
		9,711,202
Health Care Providers & Services 6.5%
AmerisourceBergen Corp. (a)	59,500	2,255,645
Cardinal Health, Inc. (a)	106,500	4,434,660
CIGNA Corp. (a)	66,100	2,780,827
Coventry Health Care, Inc.* (a)	162,900	4,919,580
Health Net, Inc.* (a)	41,300	1,215,046
Humana, Inc.* (a)	44,100	2,866,941
LifePoint Hospitals, Inc.* (a)	14,400	561,312
McKesson Corp. (a)	33,900	2,687,592
Quest Diagnostics, Inc. (a)	45,500	2,582,125
UnitedHealth Group, Inc. (a)	91,400	3,891,812
		28,195,540
Pharmaceuticals 1.0%
Forest Laboratories, Inc.* (a)	126,500	4,098,600
Industrials 11.3%
Aerospace & Defense 2.2%
Northrop Grumman Corp. (a)	71,800	4,787,624
Raytheon Co. (a)	95,700	4,900,797
		9,688,421
Air Freight & Logistics 1.4%
FedEx Corp. (a)	25,800	2,322,516
United Parcel Service, Inc. "B" (a)	52,700	3,889,260
		6,211,776
Building Products 0.2%
Armstrong World Industries, Inc. (a)	16,000	666,240
Commercial Services & Supplies 0.2%
Corrections Corp. of America* (a)	38,700	961,308
Construction & Engineering 0.8%
URS Corp.* (a)	76,800	3,573,504
Industrial Conglomerates 0.6%
Carlisle Companies, Inc. (a)	55,900	2,404,259
Machinery 3.9%
Caterpillar, Inc. (a)	51,200	5,270,016
Dover Corp. (a)	58,000	3,726,500
Eaton Corp. (a)	12,200	1,351,516
Parker Hannifin Corp. (a)	45,400	4,048,772
Timken Co. (a)	52,500	2,557,800
		16,954,604
Road & Rail 2.0%
CSX Corp. (a)	31,200	2,329,392
Ryder System, Inc. (a)	58,500	2,798,055
Union Pacific Corp. (a)	37,300	3,558,793
		8,686,240
Information Technology 19.7%
Communications Equipment 1.3%
EchoStar Corp. "A"* (a)	80,200	2,782,940
F5 Networks, Inc.* (a)	22,500	2,655,225
		5,438,165
Computers & Peripherals 2.8%
EMC Corp.* (a)	198,600	5,403,906
Lexmark International, Inc. "A"* (a)	44,600	1,673,838
QLogic Corp.* (a)	147,000	2,654,820
Western Digital Corp.* (a)	75,800	2,317,964
		12,050,528
Electronic Equipment, Instruments & Components 3.4%
Corning, Inc. (a)	127,200	2,933,232
FLIR Systems, Inc. (a)	24,400	788,120
Itron, Inc.* (a)	44,500	2,523,595
Molex, Inc. (a)	44,400	1,240,092
Tech Data Corp.* (a)	61,700	3,059,086
Vishay Intertechnology, Inc.* (a)	240,100	4,189,745
		14,733,870
Internet Software & Services 2.0%
Google, Inc. "A"* (a)	5,300	3,251,020
IAC/InterActiveCorp.* (a)	171,400	5,325,398
		8,576,418
IT Services 2.4%
Computer Sciences Corp. (a)	25,300	1,217,689
International Business Machines Corp. (a)	31,200	5,050,656
Visa, Inc. "A" (a)	58,900	4,302,645
		10,570,990
Semiconductors & Semiconductor Equipment 4.5%
Altera Corp. (a)	46,500	1,946,490
Fairchild Semiconductor International, Inc.* (a)	156,400	2,754,204
KLA-Tencor Corp. (a)	112,800	5,506,896
Lam Research Corp.* (a)	57,400	3,151,260
Maxim Integrated Products, Inc. (a)	93,500	2,578,730
Teradyne, Inc.* (a)	202,600	3,774,438
		19,712,018
Software 3.3%
CA, Inc. (a)	166,800	4,133,304
Microsoft Corp. (a)	177,200	4,709,976
Novell, Inc.* (a)	183,400	1,078,392
Symantec Corp.* (a)	236,600	4,265,898
		14,187,570
Materials 4.0%
Chemicals 2.0%
Cabot Corp. (a)	28,800	1,245,888
E.I. du Pont de Nemours & Co. (a)	97,500	5,349,825
Sigma-Aldrich Corp. (a)	30,800	1,967,812
		8,563,525
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	44,100	2,335,095
Walter Energy, Inc. (a)	11,300	1,367,413
		3,702,508
Paper & Forest Products 1.2%
Domtar Corp. (a)	43,800	3,828,120
MeadWestvaco Corp. (a)	42,500	1,247,375
		5,075,495
Telecommunication Services 2.7%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc. (a)	139,200	5,139,264
Wireless Telecommunication Services 1.5%
Telephone & Data Systems, Inc. (a)	122,200	4,112,030
United States Cellular Corp.* (a)	44,700	2,234,106
		6,346,136
Utilities 1.9%
Gas Utilities 0.6%
Energen Corp. (a)	21,800	1,331,980
Questar Corp. (a)	71,700	1,281,279
		2,613,259
Independent Power Producers & Energy Traders 0.6%
GenOn Energy, Inc.* (a)	283,200	1,146,960
NRG Energy, Inc.* (a)	68,204	1,363,398
		2,510,358
Multi-Utilities 0.7%
Ameren Corp. (a)	106,100	2,966,556
Total Common Stocks (Cost $362,450,084)		411,998,911

Cash Equivalents 3.1%
Central Cash Management Fund, 0.17% (b) (Cost $13,364,546)	13,364,546	13,364,546

	% of Net Assets	Value ($)

Total Long Positions (Cost $375,814,630)+	98.1	425,363,457
Other Assets and Liabilities, Net	96.8	419,437,889
Securities Sold Short	(94.9)	(411,280,239)
Net Assets	100.0	433,521,107

+ The cost for federal income tax purposes was $377,618,005. At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $47,745,452. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,458,048 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,712,596.
	Shares	Value ($)

Common Stocks Sold Short 94.9%
Consumer Discretionary 8.8%
Auto Components 0.2%
Gentex Corp.	22,200	672,216
Diversified Consumer Services 0.3%
ITT Educational Services, Inc.	19,500	1,479,075
Hotels Restaurants & Leisure 0.6%
Bally Technologies, Inc.	26,200	1,012,106
WMS Industries, Inc.	37,200	1,480,188
		2,492,294
Household Durables 2.3%
D.R. Horton, Inc.	289,100	3,422,944
Fortune Brands, Inc.	22,300	1,379,478
M.D.C. Holdings, Inc.	110,100	2,890,125
Toll Brothers, Inc.	103,400	2,198,284
		9,890,831
Internet & Catalog Retail 1.2%
Amazon.com, Inc.	29,200	5,060,068
Leisure Equipment & Products 0.7%
Hasbro, Inc.	67,100	3,012,790
Media 1.5%
DreamWorks Animation SKG, Inc. "A"	26,300	726,406
Regal Entertainment Group "A"	242,900	3,628,926
Scripps Networks Interactive "A"	43,100	2,238,614
		6,593,946
Multiline Retail 1.3%
Family Dollar Stores, Inc.	114,400	5,729,152
Specialty Retail 0.3%
RadioShack Corp.	80,500	1,191,400
Textiles, Apparel & Luxury Goods 0.4%
Fossil, Inc.	9,700	744,378
Hanesbrands, Inc.	43,400	1,124,494
		1,868,872
Consumer Staples 8.5%
Beverages 1.2%
PepsiCo, Inc.	78,900	5,003,838
Food & Staples Retailing 3.2%
BJ's Wholesale Club, Inc.	89,900	4,352,958
Safeway, Inc.	162,700	3,550,114
SUPERVALU, Inc.	149,600	1,291,048
Sysco Corp.	167,700	4,660,383
		13,854,503
Food Products 3.1%
Flowers Foods, Inc.	39,200	1,042,720
Green Mountain Coffee Roasters, Inc.	38,800	1,582,264
Kellogg Co.	69,600	3,727,776
Kraft Foods, Inc. "A"	101,800	3,241,312
Mead Johnson Nutrition Co.	66,800	3,997,980
		13,592,052
Personal Products 1.0%
Avon Products, Inc.	160,100	4,452,381
Energy 8.9%
Energy Equipment & Services 2.6%
Pride International, Inc.	136,500	5,666,115
Rowan Companies, Inc.	137,500	5,867,125
		11,533,240
Oil, Gas & Consumable Fuels 6.3%
CONSOL Energy, Inc.	101,900	5,167,349
Denbury Resources, Inc.	124,200	3,009,366
EXCO Resources, Inc.	180,800	3,700,976
Forest Oil Corp.	35,300	1,252,797
Frontier Oil Corp.	69,300	1,933,470
Holly Corp.	19,000	1,085,660
Murphy Oil Corp.	43,000	3,161,790
Petrohawk Energy Corp.	134,800	2,911,680
Pioneer Natural Resources Co.	24,100	2,466,394
Ultra Petroleum Corp.	55,000	2,494,250
		27,183,732
Financials 16.5%
Capital Markets 2.5%
Greenhill & Co., Inc.	10,200	732,666
Morgan Stanley	82,000	2,433,760
Northern Trust Corp.	97,300	5,017,761
The Goldman Sachs Group, Inc.	16,900	2,767,882
		10,952,069
Commercial Banks 2.6%
Bank of Hawaii Corp.	35,100	1,655,316
Cullen/Frost Bankers, Inc.	18,900	1,106,784
First Horizon National Corp.	104,300	1,199,450
TCF Financial Corp.	290,000	4,706,700
US Bancorp.	94,100	2,609,393
		11,277,643
Consumer Finance 0.6%
Discover Financial Services	109,600	2,383,800
Diversified Financial Services 0.6%
Citigroup, Inc.	289,200	1,353,456
MSCI, Inc. "A"	32,400	1,150,200
		2,503,656
Insurance 1.9%
Allstate Corp.	157,400	5,002,172
Genworth Financial, Inc. "A"	245,700	3,250,611
		8,252,783
Real Estate Investment Trusts 7.2%
Alexandria Real Estate Equities, Inc. (REIT)	35,300	2,831,060
AMB Property Corp. (REIT)	105,000	3,819,900
Annaly Capital Management, Inc. (REIT)	197,500	3,541,175
Boston Properties, Inc. (REIT)	29,300	2,810,456
Corporate Office Properties Trust (REIT)	63,100	2,263,397
Health Care REIT, Inc. (REIT)	102,600	5,357,772
Host Hotels & Resorts, Inc. (REIT)	154,600	2,844,640
ProLogis (REIT)	66,600	1,082,916
Regency Centers Corp. (REIT)	30,200	1,366,550
Taubman Centers, Inc. (REIT)	39,000	2,163,720
UDR, Inc. (REIT)	126,600	3,078,912
		31,160,498
Thrifts & Mortgage Finance 1.1%
Hudson City Bancorp., Inc.	430,600	4,951,900
Health Care 14.0%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.	46,600	4,486,648
Amgen, Inc.	91,300	4,686,429
BioMarin Pharmaceutical, Inc.	130,800	3,199,368
Dendreon Corp.	79,100	2,656,969
Human Genome Sciences, Inc.	58,500	1,464,255
		16,493,669
Health Care Equipment & Supplies 2.8%
Alcon, Inc.	12,300	2,034,789
Boston Scientific Corp.	308,100	2,205,996
Edwards Lifesciences Corp.	41,600	3,537,664
Gen-Probe, Inc.	38,300	2,408,304
Hill-Rom Holdings, Inc.	23,700	902,259
ResMed, Inc.	40,600	1,282,960
		12,371,972
Health Care Providers & Services 3.9%
Laboratory Corp. of America Holdings	38,200	3,442,966
Omnicare, Inc.	62,100	1,777,923
Patterson Companies, Inc.	65,900	2,199,742
VCA Antech, Inc.	165,900	4,154,136
WellPoint, Inc.	78,600	5,224,542
		16,799,309
Life Sciences Tools & Services 0.4%
Illumina, Inc.	22,700	1,575,380
Pharmaceuticals 3.1%
Abbott Laboratories	104,900	5,045,690
Hospira, Inc.	61,500	3,250,275
Johnson & Johnson	83,300	5,117,952
		13,413,917
Industrials 13.4%
Aerospace & Defense 3.3%
Precision Castparts Corp.	35,100	4,975,425
Spirit AeroSystems Holdings, Inc. "A"	161,300	4,192,187
The Boeing Co.	71,300	5,134,313
		14,301,925
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	36,600	2,649,474
UTI Worldwide, Inc.	164,400	3,271,560
		5,921,034
Building Products 0.9%
Lennox International, Inc.	76,600	3,715,100
Construction & Engineering 1.2%
Quanta Services, Inc.	80,600	1,838,486
Shaw Group, Inc.	83,900	3,332,508
		5,170,994
Machinery 3.9%
Flowserve Corp.	15,000	1,874,550
PACCAR, Inc.	100,200	5,023,026
Terex Corp.	121,700	4,107,375
WABCO Holdings, Inc.	59,400	3,470,742
Wabtec Corp.	46,400	2,633,664
		17,109,357
Professional Services 0.9%
Robert Half International, Inc.	117,000	3,732,300
Road & Rail 1.4%
Con-way, Inc.	120,100	3,910,456
Landstar System, Inc.	53,300	2,370,251
		6,280,707
Trading Companies & Distributors 0.4%
Fastenal Co.	29,800	1,851,474
Information Technology 16.0%
Communications Equipment 1.5%
Cisco Systems, Inc.	135,600	2,516,736
Motorola Mobility Holdings, Inc.	137,400	4,149,480
		6,666,216
Computers & Peripherals 2.5%
NCR Corp.	296,200	5,657,420
NetApp, Inc.	41,000	2,118,060
Seagate Technology PLC	248,200	3,152,140
		10,927,620
Electronic Equipment, Instruments & Components 1.6%
Dolby Laboratories, Inc. "A"	24,000	1,213,680
Jabil Circuit, Inc.	127,600	2,734,468
Trimble Navigation Ltd.	60,100	2,953,915
		6,902,063
Internet Software & Services 2.3%
Equinix, Inc.	19,200	1,659,648
VeriSign, Inc.	98,000	3,458,420
Yahoo!, Inc.	284,900	4,672,360
		9,790,428
IT Services 0.6%
Teradata Corp.	58,000	2,773,560
Semiconductors & Semiconductor Equipment 4.1%
Broadcom Corp. "A"	115,300	4,752,666
Cree, Inc.	26,000	1,369,420
Intersil Corp. "A"	242,200	3,097,738
MEMC Electronic Materials, Inc.	267,200	3,625,904
PMC-Sierra, Inc.	114,800	906,920
Silicon Laboratories, Inc.	83,000	3,768,200
		17,520,848
Software 3.4%
Cadence Design Systems, Inc.	208,700	2,076,565
Compuware Corp.	124,700	1,404,122
Intuit, Inc.	92,400	4,858,392
Rovi Corp.	35,400	1,961,868
Salesforce.com, Inc.	34,900	4,616,223
		14,917,170
Materials 3.2%
Chemicals 1.2%
Nalco Holding Co.	58,900	1,506,073
The Sherwin-Williams Co.	45,900	3,769,308
		5,275,381
Containers & Packaging 1.2%
Bemis Co., Inc.	155,700	5,114,745
Metals & Mining 0.8%
Carpenter Technology Corp.	25,400	1,056,132
Commercial Metals Co.	151,700	2,528,839
		3,584,971
Telecommunication Services 3.3%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	132,600	3,763,188
Windstream Corp.	262,900	3,296,766
		7,059,954
Wireless Telecommunication Services 1.6%
Crown Castle International Corp.	49,000	2,065,350
SBA Communications Corp. "A"	118,100	4,970,829
		7,036,179
Utilities 2.3%
Gas Utilities 0.7%
ONEOK, Inc.	46,100	2,976,677
Multi-Utilities 1.6%
CenterPoint Energy, Inc.	143,600	2,277,496
CMS Energy Corp.	100,400	1,933,704
Integrys Energy Group, Inc.	55,000	2,693,350
		6,904,550
Total Common Stocks Sold Short (Proceeds $379,048,793)		411,280,239

* Non-income producing security.

(a) All or a portion of these securities are pledged as collateral for short sales.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (c)	$411,998,911	$—	$—	$411,998,911
Short-Term Investments	13,364,546	—	—	13,364,546
Total	$425,363,457	$—	$—	$425,363,457
Liabilities
Investments Sold Short, at Value (c)	$(411,280,239)	$—	$—	$(411,280,239)
Total	$(411,280,239)	$—	$—	$(411,280,239)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $362,450,084)	$411,998,911
Investment in Central Cash Management Fund (cost $13,364,546)	13,364,546
Total investments, at value (cost $375,814,630)	425,363,457
Cash	10,000
Deposits with broker for securities sold short	415,707,389
Receivable for Fund shares sold	6,540,932
Dividends receivable	736,779
Interest receivable	1,776
Other assets	57,372
Total assets	848,417,705
Liabilities
Payable for securities sold short, at value (proceeds of $379,048,793)	411,280,239
Payable for Fund shares redeemed	2,508,147
Dividends payable for securities sold short	477,603
Accrued management fee	408,206
Other accrued expenses and payables	222,403
Total liabilities	414,896,598
Net assets, at value	$433,521,107
Net Assets Consist of
Net investment loss	(3,241,121)
Net unrealized appreciation (depreciation) on: Investments	49,548,827
Securities sold short	(32,231,446)
Accumulated net realized gain (loss)	(17,491,241)
Paid-in capital	436,936,088
Net assets, at value	$433,521,107

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of February 28, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($92,339,554 ÷ 9,937,534 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
Maximum offering price per share (100 ÷ 94.25 of $9.29)	$9.86
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($23,396,609 ÷ 2,581,649 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.06
Class S Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($90,222,890 ÷ 9,669,035 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.33
Institutional Class Net Asset Value, offering and redemption price per share ($227,562,054 ÷ 24,313,558 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.36

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $473)	$3,524,752
Income distributions — Central Cash Management Fund	21,414
Total income	3,546,166
Expenses: Management fee	2,453,878
Administration fee	196,310
Services to shareholders	163,002
Custodian fee	14,153
Distribution and service fees	220,102
Professional fees	35,866
Reports to shareholders	27,335
Registration fees	38,533
Trustees' fees and expenses	5,713
Interest expense on securities sold short	144,376
Dividend expense on securities sold short	3,497,397
Other	7,992
Total expenses before expense reductions	6,804,657
Expense reductions	(17,370)
Total expenses after expense reductions	6,787,287
Net investment income (loss)	(3,241,121)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	53,943,738
Securities sold short	(47,383,887)
Payments by affiliates (see Note G)	4,810
6,564,661
Change in net unrealized appreciation (depreciation) on: Investments	39,260,066
Securities sold short	(48,272,790)
(9,012,724)
Net gain (loss)	(2,448,063)
Net increase (decrease) in net assets resulting from operations	$(5,689,184)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations: Net investment income (loss)	$(3,241,121)	$(6,900,383)
Net realized gain (loss)	6,564,661	(12,394,527)
Change in net unrealized appreciation (depreciation)	(9,012,724)	21,751,142
Net increase (decrease) in net assets resulting from operations	(5,689,184)	2,456,232
Distributions to shareholders from: Net realized gains: Class A	(757,165)	(663,082)

Class C	(219,903)	(151,869)
Class S	(769,334)	(611,243)
Institutional Class	(1,654,316)	(1,077,388)
Total distributions	(3,400,718)	(2,503,582)
Fund share transactions: Proceeds from shares sold	152,002,697	227,423,685
Reinvestment of distributions	2,791,313	2,143,801
Payments for shares redeemed	(55,713,338)	(133,924,796)
Net increase (decrease) in net assets from Fund share transactions	99,080,672	95,642,690
Increase (decrease) in net assets	89,990,770	95,595,340
Net assets at beginning of period	343,530,337	247,934,997
Net assets at end of period (including net investment loss of $3,241,121 and $0, respectively)	$433,521,107	$343,530,337

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended August 31,	2011	a	2010		2009		2008		2007	b
Selected Per Share Data
Net asset value, beginning of period	$9.48		$9.52		$9.65		$9.64		$10.00
Income (loss) from investment operations: Net investment income (loss)c	(.09)		(.24)		(.11)		.07		.28
Net realized and unrealized gain (loss)	(.02)		.28		.32		.12		(.53)
Total from investment operations	(.11)		.04		.21		.19		(.25)
Less distributions from: Net investment income	—		—		(.01)		(.18)		(.08)
Net realized gains	(.08)		(.08)		(.34)		—		(.03)
Total distributions	(.08)		(.08)		(.35)		(.18)		(.11)
Redemption fees	—		—		.01		.00	***	.00	***
Net asset value, end of period	$9.29		$9.48		$9.52		$9.65		$9.64
Total Return (%)d	(1.07	)**	.38	e	2.14	e	2.12	e	(2.54	)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92		79		81		21		6
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.62	*	3.67		3.09		3.25		4.23	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.62	*	3.64		2.95		2.95		2.99	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.77	*	1.80		1.75		1.65		2.11	*
Ratio of net investment income (loss) (%)	(1.82	)*	(2.53)		(1.19)		.67		3.31	*
Portfolio turnover rate (%)	265	**	393		525		967		1,009	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
c Based on average shares outstanding during the period.
d Total return does not reflect the effect of any sales charges.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended August 31,	2011	a	2010		2009		2008		2007	b
Selected Per Share Data
Net asset value, beginning of period	$9.29		$9.40		$9.59		$9.59		$10.00
Income (loss) from investment operations: Net investment income (loss)c	(.12)		(.30)		(.18)		(.01)		.22
Net realized and unrealized gain (loss)	(.03)		.27		.32		.12		(.54)
Total from investment operations	(.15)		(.03)		.14		.11		(.32)
Less distributions from: Net investment income	—		—		—		(.11)		(.06)
Net realized gains	(.08)		(.08)		(.34)		—		(.03)
Total distributions	(.08)		(.08)		(.34)		(.11)		(.09)
Redemption fees	—		—		.01		.00	***	.00	***
Net asset value, end of period	$9.06		$9.29		$9.40		$9.59		$9.59
Total Return (%)d	(1.42	)**	(.47	)e	1.54	e	1.15	e	(3.20	)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		23		15		3		4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.38	*	4.42		3.84		4.06		4.97	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.38	*	4.40		3.70		3.77		3.73	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	2.53	*	2.56		2.50		2.47		2.85	*
Ratio of net investment income (loss) (%)	(2.57	)*	(3.29)		(1.94)		(.15)		2.57	*
Portfolio turnover rate (%)	265	**	393		525		967		1,009	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
c Based on average shares outstanding during the period.
d Total return does not reflect the effect of any sales charges.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended August 31,	2011	a	2010	2009	2008	2007	b
Selected Per Share Data
Net asset value, beginning of period	$9.51		$9.54	$9.66	$9.65	$10.00
Income (loss) from investment operations: Net investment income (loss)c	(.08)		(.22)	(.09)	.08	.30
Net realized and unrealized gain (loss)	(.02)		.27	.32	.13	(.54)
Total from investment operations	(.10)		.05	.23	.21	(.24)
Less distributions from: Net investment income	—		—	(.02)	(.20)	(.08)
Net realized gains	(.08)		(.08)	(.34)	—	(.03)
Total distributions	(.08)		(.08)	(.36)	(.20)	(.11)
Redemption fees	—		—	.01	.00 ***	.00	***
Net asset value, end of period	$9.33		$9.51	$9.54	$9.66	$9.65
Total Return (%)d	(.96	)**	.49	2.50	2.21	(2.38	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90		76	53	4	4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.48	*	3.54	2.91	3.17	4.05	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.44	*	3.50	2.70	2.81	2.81	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.58	*	1.66	1.50	1.51	1.93	*
Ratio of net investment income (loss) (%)	(1.63	)*	(2.39)	(.94)	.81	3.49	*
Portfolio turnover rate (%)	265	**	393	525	967	1,009	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended August 31,	2011	a	2010		2009		2008		2007	b
Selected Per Share Data
Net asset value, beginning of period	$9.53		$9.54		$9.67		$9.65		$10.00
Income (loss) from investment operations: Net investment income (loss)c	(.07)		(.21)		(.08)		.09		.30
Net realized and unrealized gain (loss)	(.02)		.28		.31		.13		(.54)
Total from investment operations	(.09)		.07		.23		.22		(.24)
Less distributions from: Net investment income	—		—		(.03)		(.20)		(.08)
Net realized gains	(.08)		(.08)		(.34)		—		(.03)
Total distributions	(.08)		(.08)		(.37)		(.20)		(.11)
Redemption fees	—		—		.01		.00	***	.00	***
Net asset value, end of period	$9.36		$9.53		$9.54		$9.67		$9.65
Total Return (%)	(.86	)**	.70	d	2.45	d	2.44	d	(2.47	)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	228		166		98		100		4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.28	*	3.30		2.71		3.06		4.05	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.28	*	3.30		2.65		2.76		2.79	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	1.42	*	1.46		1.45		1.46		1.91	*
Ratio of net investment income (loss) (%)	(1.47	)*	(2.18)		(.89)		.86		3.51	*
Portfolio turnover rate (%)	265	**	393		525		967		1,009	**
a For the six months ended February 28, 2011 (Unaudited).
b For the period from October 16, 2006 (commencement of operations) to August 31, 2007.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Disciplined Market Neutral Fund (the "Fund") is a diversified series of DWS Equity Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Short Sales. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund will utilize this short sale strategy in conjunction with its long positions in common stock to seek capital appreciation independent of stock market direction.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-to-market to reflect the current value of the short position.

The Fund may receive or pay the net of the broker's fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At August 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $7,588,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018 (the expiration date), whichever occurs first.

In addition, from November 1, 2009 through August 31, 2010, the Fund incurred approximately $11,264,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividend income on short sale transactions is recorded on ex-date and disclosed as an expense in the Statement of Operations. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended February 28, 2011, purchases and sales of investment securities (excluding short sale transactions and short-term investments) aggregated $665,604,651 and $427,259,077, respectively. Purchases to cover securities sold short and securities sold short aggregated $322,581,339 and $558,772,634, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's Subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly investment management fee ("Management Fee") based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	1.25%
Next $1 billion of such net assets	1.20%
Next $1 billion of such net assets	1.15%
Over $3 billion of such net assets	1.10%

Accordingly, for the six months ended February 28, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 1.25% of the Fund's average daily net assets.

For the period from September 1, 2010 through September 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) of each class as follows:
Class A	2.00%
Class C	2.75%
Class S	1.75%
Institutional Class	1.75%

Effective October 1, 2010 through November 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) of each class as follows:
Class A	1.82%
Class C	2.57%
Class S	1.57%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2011, the Administration Fee was $196,310, of which $32,638 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended February 28, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2011
Class A	$25,767	$—	$16,069
Class C	5,918	—	3,398
Class S	24,840	17,370	2,488
Institutional Class	1,621	—	652
	$58,146	$17,370	$22,607

Distribution and Services Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2011
Class C	$90,996	$13,682

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A and Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For six months ended February 28, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2011	Annualized Effective Rate
Class A	$98,775	$33,467	.23%
Class C	30,331	9,892	.25%
	$129,106	$43,359

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for six months ended February 28, 2011 aggregated $6,294.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2011, the CDSC for Class C shares aggregated $2,904. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2011, DIDI received $374 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,580, of which $5,343 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 28, 2011, DWS Select Alternative Allocation Fund held approximately 14% of the outstanding shares of the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,428,329	$42,200,292	6,023,155	$56,897,021
Class C	552,615	5,179,994	1,556,106	14,333,048
Class S	3,972,546	38,017,539	7,638,753	72,000,100
Institutional Class	6,980,914	66,604,872	8,984,823	84,193,516
		$152,002,697		$227,423,685
Shares issued to shareholders in reinvestment of distributions
Class A	67,647	$639,260	66,652	$617,870
Class C	21,277	196,390	14,532	132,530
Class S	41,671	395,037	34,269	318,356
Institutional Class	164,103	1,560,626	115,721	1,075,045
		$2,791,313		$2,143,801
Shares redeemed
Class A	(2,921,453)	$(27,708,692)	(6,216,920)	$(58,065,173)
Class C	(473,897)	(4,367,300)	(731,789)	(6,743,462)
Class S	(2,280,744)	(21,677,749)	(5,317,786)	(49,965,132)
Institutional Class	(207,942)	(1,959,597)	(2,040,027)	(19,151,029)
		$(55,713,338)		$(133,924,796)
Net increase (decrease)
Class A	1,574,523	$15,130,860	(127,113)	$(550,282)
Class C	99,995	1,009,084	838,849	7,722,116
Class S	1,733,473	16,734,827	2,355,236	22,353,324
Institutional Class	6,937,075	66,205,901	7,060,517	66,117,532
		$99,080,672		$95,642,690

G. Payments by Affiliates

During the six months ended February 28, 2011, the Advisor fully reimbursed the Fund $4,810 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund's average net assets.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and QS Investors, LLC ("QS Investors") in September 2010.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2010, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. In addition, in connection with approving the continuation of the Fund's Sub-Advisory Agreement, the Board noted that it had engaged in a comprehensive review of the agreement in connection with its initial approval in May 2010.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and QS Investors provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2009, the Fund's performance (Class A shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and three-year periods ended December 31, 2009.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and QS Investors historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). With respect to the sub-advisory fee paid to QS Investors, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of QS Investors with respect to the Fund. The Board noted that DWS pays QS Investors' fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and QS Investors and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DDMAX	DDMCX	DDMSX	DDMIX
CUSIP Number	233376 805	233376 888	233376 870	233376 862
Fund Number	496	796	2096	592

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 25, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 25, 2011